SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Jun. 30, 2025	Dec. 31, 2024
Electronic Bicycle [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years	5 years
Electronic Bicycle [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	4 years	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	10 years	10 years